Vanguard® U.S. Quality Factor ETF
Schedule of Investments (unaudited)
As of August 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (3.0%)
	Freeport-McMoRan Inc.	19,787	720
	Ecolab Inc.	1,685	380
	Fastenal Co.	6,256	349
*	Alcoa Corp.	4,968	221
	Tredegar Corp.	14,837	197
	Reliance Steel & Aluminum Co.	1,167	175
	Avery Dennison Corp.	476	107
*	Clearwater Paper Corp.	3,050	99
	Boise Cascade Co.	1,586	92
	UFP Industries Inc.	1,152	87
	Balchem Corp.	544	76
	Innospec Inc.	777	73
	Compass Minerals International Inc.	1,057	71
*	Orion Engineered Carbons SA	3,706	66
*	Alto Ingredients Inc.	12,323	63
	Verso Corp. Class A	3,057	58
	Mueller Industries Inc.	1,218	54
*	TimkenSteel Corp.	3,932	54
	Steel Dynamics Inc.	773	52
	Southern Copper Corp.	798	50
	Commercial Metals Co.	1,505	49
	Materion Corp.	575	42
	Sensient Technologies Corp.	453	39
	CF Industries Holdings Inc.	824	37
	Worthington Industries Inc.	618	36
*	Univar Solutions Inc.	1,437	34
*	GCP Applied Technologies Inc.	1,314	31
*	RBC Bearings Inc.	126	29
	Olin Corp.	550	27
	International Paper Co.	390	24
			3,392
Consumer Discretionary (23.0%)
	Target Corp.	4,173	1,031
	Costco Wholesale Corp.	2,248	1,024
	NIKE Inc. Class B	5,632	928
	Walmart Inc.	6,192	917
*	O'Reilly Automotive Inc.	1,464	870
	Lowe's Cos. Inc.	3,853	786
	Estee Lauder Cos. Inc. Class A	2,303	784
*	Lululemon Athletica Inc.	1,904	762
	TJX Cos. Inc.	8,036	584
	Ross Stores Inc.	4,493	532

		Shares	Market Value ($000)
*	Amazon.com Inc.	131	455
*	Deckers Outdoor Corp.	1,058	443
	Best Buy Co. Inc.	3,595	419
	Williams-Sonoma Inc.	1,884	352
*	YETI Holdings Inc.	3,389	337
	Activision Blizzard Inc.	4,084	336
	Dick's Sporting Goods Inc.	2,387	336
*	PROG Holdings Inc.	5,921	280
*	Ulta Beauty Inc.	719	278
	Polaris Inc.	1,929	231
	Genuine Parts Co.	1,689	206
	Signet Jewelers Ltd.	2,398	190
	Hibbett Inc.	1,947	186
	Johnson Outdoors Inc. Class A	1,622	186
*	NVR Inc.	36	186
	New York Times Co. Class A	3,651	185
	Carter's Inc.	1,769	181
	Kontoor Brands Inc.	3,285	177
*	Lumber Liquidators Holdings Inc.	8,459	176
*	Perdoceo Education Corp.	16,056	176
[1]	Big 5 Sporting Goods Corp.	6,257	174
	Columbia Sportswear Co.	1,682	172
*	Turtle Beach Corp.	5,895	167
*	AutoNation Inc.	1,521	166
*	Citi Trends Inc.	1,926	166
*	MarineMax Inc.	3,411	166
	Shoe Carnival Inc.	4,348	166
*	Macy's Inc.	7,175	161
*	Liquidity Services Inc.	6,524	159
*	Nautilus Inc.	13,886	158
	Tempur Sealy International Inc.	3,506	157
*	Etsy Inc.	721	156
	Acushnet Holdings Corp.	3,092	154
	Advance Auto Parts Inc.	758	154
	Dillard's Inc. Class A	810	154
	Garmin Ltd.	885	154
	Gentex Corp.	4,975	153
	Rollins Inc.	3,856	150
*	Under Armour Inc. Class A	6,489	150
*	Children's Place Inc.	1,708	148
	Buckle Inc.	3,756	145
*	iRobot Corp.	1,769	144
	Movado Group Inc.	3,933	142
*	XPEL Inc.	1,840	140
*	BJ's Wholesale Club Holdings Inc.	2,348	133
	Haverty Furniture Cos. Inc.	3,706	132
	OneWater Marine Inc. Class A	3,264	132
	Hanesbrands Inc.	6,915	129
*	Lovesac Co.	2,288	129
*	Revolve Group Inc.	2,238	129
	Ethan Allen Interiors Inc.	5,316	128
*	Mattel Inc.	6,011	128
*	Zumiez Inc.	3,181	128
*	Kirkland's Inc.	6,625	127
	La-Z-Boy Inc.	3,557	125
*	Bed Bath & Beyond Inc.	4,503	124
*	Sonos Inc.	3,126	124
	Standard Motor Products Inc.	2,811	121

		Shares	Market Value ($000)
*	Lazydays Holdings Inc.	4,914	121
*	Crocs Inc.	802	115
	HNI Corp.	3,047	115
*	Abercrombie & Fitch Co. Class A	3,189	114
	Pool Corp.	231	114
	Tractor Supply Co.	582	113
*	American Public Education Inc.	4,267	112
	Qurate Retail Inc. Series A	10,179	112
*	ODP Corp.	2,374	112
	Foot Locker Inc.	1,939	110
	Kohl's Corp.	1,922	110
	Herman Miller Inc.	2,585	109
	Global Industrial Co.	2,820	109
*	Helen of Troy Ltd.	452	108
*	Ollie's Bargain Outlet Holdings Inc.	1,465	106
*	Duluth Holdings Inc. Class B	6,771	105
	Rent-A-Center Inc.	1,661	105
	H&R Block Inc.	4,013	103
*	Genesco Inc.	1,668	103
*	Master Craft Boat Holdings Inc.	4,112	103
*	Gannett Co. Inc.	16,190	103
	American Eagle Outfitters Inc.	3,341	102
*	Skyline Champion Corp.	1,633	102
*	Take-Two Interactive Software Inc.	624	101
*	Capri Holdings Ltd.	1,791	101
*	GoPro Inc. Class A	10,002	100
*	Fossil Group Inc.	7,212	97
*	Gentherm Inc.	1,133	97
	Inter Parfums Inc.	1,343	97
	Whirlpool Corp.	438	97
*	Vera Bradley Inc.	8,395	96
	Gap Inc.	3,375	90
*	Cavco Industries Inc.	346	88
	Wolverine World Wide Inc.	2,421	87
*	Purple Innovation Inc. Class A	3,535	86
	eBay Inc.	1,099	84
*	Funko Inc. Class A	4,195	84
*	Container Store Group Inc.	7,042	82
	Group 1 Automotive Inc.	493	82
	Steven Madden Ltd.	2,014	82
	PulteGroup Inc.	1,526	82
*	Conn's Inc.	3,275	81
	Oxford Industries Inc.	894	81
*	Asbury Automotive Group Inc.	423	79
*	LKQ Corp.	1,474	78
	Tilly's Inc. Class A	4,965	77
*	Lands' End Inc.	2,232	76
*	Adtalem Global Education Inc.	1,972	73
	News Corp. Class A	3,071	69
	Omnicom Group Inc.	941	69
*	elf Beauty Inc.	2,168	67
	Matthews International Corp. Class A	1,807	67
	Sonic Automotive Inc. Class A	1,318	67
*	Dorman Products Inc.	702	66
	Hasbro Inc.	669	66
*	Malibu Boats Inc. Class A	921	66
	Caleres Inc.	2,617	64
*	Tenneco Inc. Class A	3,944	62

		Shares	Market Value ($000)
	World Wrestling Entertainment Inc. Class A	1,185	62
*	1-800-Flowers.com Inc. Class A	1,893	60
	John Wiley & Sons Inc. Class A	1,003	58
*	Under Armour Inc. Class C	2,837	57
*	Cars.com Inc.	4,423	56
	Big Lots Inc.	1,119	54
	Cato Corp. Class A	2,945	51
	Rush Enterprises Inc. Class A	1,150	51
*	Party City Holdco Inc.	7,329	50
	PriceSmart Inc.	589	50
*	SiteOne Landscape Supply Inc.	246	49
*	Copart Inc.	328	47
*	Universal Electronics Inc.	890	45
	Interpublic Group of Cos. Inc.	1,171	44
*	Tapestry Inc.	1,099	44
*	PVH Corp.	402	42
	Murphy USA Inc.	263	41
	Nielsen Holdings plc	1,915	41
	Aaron's Co. Inc.	1,530	41
*	Burlington Stores Inc.	125	37
*	American Axle & Manufacturing Holdings Inc.	4,079	36
	Interface Inc. Class A	2,440	35
	Ralph Lauren Corp. Class A	294	34
	Camping World Holdings Inc. Class A	823	33
*	AMC Networks Inc. Class A	658	31
*	CarParts.com Inc.	1,765	31
*	Fluent Inc.	10,907	30
*	Dollar Tree Inc.	295	27
	VF Corp.	355	27
	Century Communities Inc.	332	23
*	Lakeland Industries Inc.	943	23
	BorgWarner Inc. (XNYS)	516	22
			25,758
Consumer Staples (4.9%)
	Colgate-Palmolive Co.	10,154	792
	Sysco Corp.	5,466	435
	Altria Group Inc.	8,338	419
*	Monster Beverage Corp.	3,587	350
	Procter & Gamble Co.	2,301	328
	Kroger Co.	5,681	262
	Flowers Foods Inc.	10,037	242
	Casey's General Stores Inc.	867	177
	Albertsons Cos. Inc. Class A	5,613	170
	PetMed Express Inc.	5,545	153
	Lancaster Colony Corp.	842	149
*	USANA Health Sciences Inc.	1,498	145
	Ingles Markets Inc. Class A	2,074	141
	National Beverage Corp.	2,963	138
	Medifast Inc.	585	133
	WD-40 Co.	510	122
	SpartanNash Co.	5,618	121
*	Boston Beer Co. Inc. Class A	200	114
	Weis Markets Inc.	1,840	105
*	United Natural Foods Inc.	2,717	100
*	Veru Inc.	10,411	93
	Hershey Co.	509	90
	AmerisourceBergen Corp. Class A	689	84
	Nu Skin Enterprises Inc. Class A	1,602	81

		Shares	Market Value ($000)
	Tyson Foods Inc. Class A	995	78
	John B Sanfilippo & Son Inc.	846	72
	J & J Snack Foods Corp.	377	62
	Calavo Growers Inc.	1,138	53
	McKesson Corp.	255	52
*	Vital Farms Inc.	2,843	51
	Coca-Cola Consolidated Inc.	121	49
*	Rite Aid Corp.	2,703	48
*	Sprouts Farmers Market Inc.	1,439	36
	MGP Ingredients Inc.	498	33
*	Hain Celestial Group Inc.	661	25
			5,503
Energy (1.1%)
	Texas Pacific Land Corp.	239	325
	EOG Resources Inc.	2,215	150
*	Enphase Energy Inc.	784	136
	SM Energy Co.	4,287	82
*	NOW Inc.	8,978	69
*	ProPetro Holding Corp.	8,832	68
	Magnolia Oil & Gas Corp. Class A	2,864	45
	Bonanza Creek Energy Inc.	1,059	41
	Cactus Inc. Class A	1,102	41
*	TETRA Technologies Inc.	12,213	40
*	FTS International Inc. Class A	1,557	35
*	DMC Global Inc.	854	34
	World Fuel Services Corp.	1,055	34
*	MRC Global Inc.	3,959	32
*	RPC Inc.	7,961	30
*	Kosmos Energy Ltd.	11,340	27
*	Frank's International NV	8,866	26
*	Renewable Energy Group Inc.	493	24
			1,239
Financials (16.1%)
	Aon plc Class A	3,983	1,143
	Moody's Corp.	1,703	648
*	Berkshire Hathaway Inc. Class B	2,231	638
	S&P Global Inc.	1,344	596
	Allstate Corp.	3,560	482
	Voya Financial Inc.	6,524	424
*	Nicolet Bankshares Inc.	4,331	331
	Evercore Inc. Class A	2,252	314
	JPMorgan Chase & Co.	1,871	299
	Affiliated Managers Group Inc.	1,722	293
	Hilltop Holdings Inc.	8,046	269
	Fidelity National Financial Inc.	5,498	268
	First BanCorp. (XNYS)	20,915	266
*	Credit Acceptance Corp.	449	260
	Federated Hermes Inc.	7,623	258
	SLM Corp.	13,078	245
	First Citizens BancShares Inc. Class A	268	241
	HomeStreet Inc.	5,119	209
	Bank of NT Butterfield & Son Ltd.	6,232	208
	Primerica Inc.	1,302	199
	PennyMac Financial Services Inc.	2,930	195
	Brightsphere Investment Group Inc.	7,162	195
	Popular Inc.	2,499	190
	SEI Investments Co.	3,020	190

		Shares	Market Value ($000)
	Meta Financial Group Inc.	3,831	188
	WSFS Financial Corp.	4,035	183
	American Financial Group Inc.	1,276	176
	City Holding Co.	2,221	173
	Ameriprise Financial Inc.	614	168
	Navient Corp.	7,240	168
	Assured Guaranty Ltd.	3,368	168
*	Mr Cooper Group Inc.	4,236	165
	Virtu Financial Inc. Class A	6,707	164
	FactSet Research Systems Inc.	424	161
*	Encore Capital Group Inc.	3,233	159
	LPL Financial Holdings Inc.	1,043	154
*	Bancorp Inc.	6,170	152
	Employers Holdings Inc.	3,568	147
	First American Financial Corp.	2,059	145
	Cincinnati Financial Corp.	1,161	143
*	Enstar Group Ltd.	621	143
*	World Acceptance Corp.	746	142
	Washington Federal Inc.	3,996	133
	Associated Banc-Corp.	6,344	131
	Discover Financial Services	1,016	130
	Cboe Global Markets Inc.	1,004	127
	Equitable Holdings Inc.	4,100	127
*	Triumph Bancorp Inc.	1,530	126
	Jefferies Financial Group Inc.	3,379	125
	Hanover Insurance Group Inc.	877	124
	MarketAxess Holdings Inc.	256	122
	CNO Financial Group Inc.	4,928	121
	Marsh & McLennan Cos. Inc.	772	121
	Mercury General Corp.	2,025	121
	Washington Trust Bancorp Inc.	2,281	121
*	Axos Financial Inc.	2,435	118
	First Merchants Corp.	2,862	118
	OneMain Holdings Inc.	1,957	113
	Lazard Ltd. Class A	2,374	113
	State Street Corp.	1,181	110
	Lakeland Financial Corp.	1,648	109
	Ally Financial Inc.	2,023	107
	Veritex Holdings Inc.	2,929	105
	1st Source Corp.	2,219	104
	T Rowe Price Group Inc.	465	104
*	Columbia Financial Inc.	5,590	101
	First Financial Bancorp	4,110	97
	Oppenheimer Holdings Inc. Class A	2,073	97
	Harborone Bancorp Inc.	6,761	96
	TriCo Bancshares	2,419	96
	First Commonwealth Financial Corp.	6,924	94
	FirstCash Inc.	1,099	94
	WisdomTree Investments Inc.	14,698	93
	First BanCorp.	2,177	91
	Park National Corp.	712	83
	Fifth Third Bancorp	2,074	81
	PJT Partners Inc. Class A	1,027	81
	Hope Bancorp Inc.	5,762	79
	Southside Bancshares Inc.	2,011	76
	Comerica Inc.	1,018	75
	Eagle Bancorp Inc.	1,292	75
	Synovus Financial Corp.	1,686	73

		Shares	Market Value ($000)
	First Hawaiian Inc.	2,539	71
	AMERISAFE Inc.	1,211	70
	Great Western Bancorp Inc.	2,225	69
	Walker & Dunlop Inc.	620	69
	First Foundation Inc.	2,818	68
	Cathay General Bancorp	1,697	67
	Curo Group Holdings Corp.	4,038	66
	OFG Bancorp	2,786	66
	Heritage Financial Corp.	2,538	65
	B Riley Financial Inc.	980	64
	Ameris Bancorp	1,287	63
	Kearny Financial Corp.	4,909	62
	UMB Financial Corp.	650	60
	BankUnited Inc.	1,378	58
*	Brighthouse Financial Inc.	1,179	58
	Commerce Bancshares Inc.	819	58
	First Interstate BancSystem Inc. Class A	1,326	58
	BancorpSouth Bank	1,909	56
	BOK Financial Corp.	625	55
	Federal Agricultural Mortgage Corp. Class C	564	55
	Northern Trust Corp.	455	54
	Bank of New York Mellon Corp.	961	53
	Radian Group Inc.	2,227	53
	Janus Henderson Group plc	1,173	51
*	Customers Bancorp Inc.	1,217	50
	Universal Insurance Holdings Inc.	3,523	50
	Artisan Partners Asset Management Inc. Class A	949	49
	Zions Bancorp NA	823	48
*	SVB Financial Group	83	46
	U.S. Bancorp	780	45
	Wintrust Financial Corp.	605	45
	Northfield Bancorp Inc.	2,627	44
	Central Pacific Financial Corp.	1,702	43
*	Markel Corp.	34	43
	Atlantic Union Bankshares Corp.	1,134	42
	Cohen & Steers Inc.	477	42
	Diamond Hill Investment Group Inc.	226	41
	Simmons First National Corp. Class A	1,340	39
	Tompkins Financial Corp.	491	39
	Westamerica BanCorp.	657	37
*	Enova International Inc.	1,087	36
	Hanmi Financial Corp.	1,845	36
	Capitol Federal Financial Inc.	2,683	31
	Columbia Banking System Inc.	855	31
	Morningstar Inc.	114	31
	OceanFirst Financial Corp.	1,422	30
	BancFirst Corp.	505	29
	Fulton Financial Corp.	1,767	28
	NBT Bancorp Inc.	713	26
	Greenhill & Co. Inc.	1,665	25
	Independent Bank Group Inc.	353	25
*	Focus Financial Partners Inc. Class A	471	24
	TrustCo Bank Corp. NY	737	24
	Home BancShares Inc.	1,050	23
	Premier Financial Corp.	770	23
	KeyCorp.	1,107	22
			18,088

		Shares	Market Value ($000)
Health Care (13.8%)
*	Moderna Inc.	3,100	1,168
*	Align Technology Inc.	1,612	1,143
*	Veeva Systems Inc. Class A	2,602	864
	Johnson & Johnson	4,112	712
	Eli Lilly & Co.	2,536	655
*	Edwards Lifesciences Corp.	4,698	550
	Amgen Inc.	2,367	534
	Abbott Laboratories	3,614	457
	Cerner Corp.	5,147	393
	Humana Inc.	924	375
	AbbVie Inc.	3,055	369
	ResMed Inc.	1,212	352
*	Vertex Pharmaceuticals Inc.	1,691	339
*	Seagen Inc.	2,007	336
*	IDEXX Laboratories Inc.	493	332
	Agilent Technologies Inc.	1,767	310
	Bruker Corp.	3,451	305
*	Quidel Corp.	2,045	264
*	Sage Therapeutics Inc.	5,477	253
*	Molina Healthcare Inc.	804	216
*	Amedisys Inc.	1,140	209
	Cardinal Health Inc.	3,713	195
	Chemed Corp.	370	176
*	CorVel Corp.	1,005	166
*	STAAR Surgical Co.	1,059	164
*	Incyte Corp.	2,015	154
*	LHC Group Inc.	813	152
	Healthcare Services Group Inc.	5,677	148
*	Emergent BioSolutions Inc.	2,249	142
	Hill-Rom Holdings Inc.	974	142
*	Eagle Pharmaceuticals Inc.	2,642	141
*,1	Retractable Technologies Inc.	10,887	140
	Owens & Minor Inc.	3,707	138
	West Pharmaceutical Services Inc.	306	138
*	ABIOMED Inc.	356	130
	Anthem Inc.	324	121
*	Catalyst Pharmaceuticals Inc.	21,307	117
*	Corcept Therapeutics Inc.	5,341	114
*	Medpace Holdings Inc.	626	114
*	Masimo Corp.	410	111
*	Henry Schein Inc.	1,474	111
	Quest Diagnostics Inc.	717	110
*	Puma Biotechnology Inc.	14,454	109
*	Fulgent Genetics Inc.	1,157	106
*	Vanda Pharmaceuticals Inc.	6,298	105
*	Hologic Inc.	1,300	103
	Patterson Cos. Inc.	3,197	98
*	Globus Medical Inc. Class A	1,175	96
*	Collegium Pharmaceutical Inc.	4,594	94
*	ModivCare Inc.	476	94
*	Computer Programs and Systems Inc.	2,547	91
*	ChromaDex Corp.	10,347	88
*	Myriad Genetics Inc.	2,418	86
*	Natus Medical Inc.	2,991	79
*	NextGen Healthcare Inc.	5,203	79
*	Orthofix Medical Inc.	1,834	78
*	Tivity Health Inc.	3,325	77

		Shares	Market Value ($000)
*	ICU Medical Inc.	354	71
*	BioDelivery Sciences International Inc.	16,994	66
	Atrion Corp.	87	60
*	Amphastar Pharmaceuticals Inc.	3,003	59
*	Surmodics Inc.	966	58
*	Meridian Bioscience Inc.	2,751	56
*	Akebia Therapeutics Inc.	18,242	54
*	Anika Therapeutics Inc.	1,243	54
*	AngioDynamics Inc.	1,802	51
*	DaVita Inc.	380	50
*	Alphatec Holdings Inc.	3,154	46
*	Ovid therapeutics Inc.	11,234	40
*	Avid Bioservices Inc.	1,537	37
*	Inogen Inc.	630	37
*	Cutera Inc.	730	36
*	Biogen Inc.	103	35
*	Joint Corp.	296	30
*	United Therapeutics Corp.	138	30
	Phibro Animal Health Corp. Class A	1,151	28
*	Merit Medical Systems Inc.	361	26
*	Antares Pharma Inc.	6,371	25
*	Viemed Healthcare Inc.	3,576	23
	LeMaitre Vascular Inc.	395	22
			15,437
Industrials (17.4%)
	Accenture plc Class A	2,375	799
	Sherwin-Williams Co.	2,566	779
	3M Co.	3,322	647
	American Express Co.	3,465	575
	Automatic Data Processing Inc.	2,580	539
	Toro Co.	3,379	371
	Robert Half International Inc.	3,419	354
	Louisiana-Pacific Corp.	5,311	337
	Lincoln Electric Holdings Inc.	2,238	312
	Jack Henry & Associates Inc.	1,758	310
	Paychex Inc.	2,417	277
	Brunswick Corp.	2,803	272
	Donaldson Co. Inc.	3,817	259
	Watsco Inc.	901	251
	MSC Industrial Direct Co. Inc. Class A	2,841	239
*	MYR Group Inc.	2,255	235
	Illinois Tool Works Inc.	1,002	233
	A O Smith Corp.	3,205	233
	Graco Inc.	2,923	229
	EMCOR Group Inc.	1,854	225
	Landstar System Inc.	1,265	213
	Simpson Manufacturing Co. Inc.	1,884	213
	Emerson Electric Co.	1,992	210
	Heartland Express Inc.	12,255	206
*	Donnelley Financial Solutions Inc.	5,594	187
*	Veritiv Corp.	1,905	171
	AGCO Corp.	1,222	168
	WW Grainger Inc.	375	163
	JB Hunt Transport Services Inc.	919	163
	Kforce Inc.	2,781	162
	Acuity Brands Inc.	838	155
*	TriNet Group Inc.	1,672	154
*	Generac Holdings Inc.	342	149

		Shares	Market Value ($000)
*	Mettler-Toledo International Inc.	96	149
*	Zebra Technologies Corp. Class A	253	149
	Expeditors International of Washington Inc.	1,182	147
	Pentair plc	1,859	143
	Insteel Industries Inc.	3,813	141
	AAON Inc.	2,064	141
*	Fair Isaac Corp.	289	133
	CH Robinson Worldwide Inc.	1,463	132
	Astec Industries Inc.	2,138	131
*	Franklin Covey Co.	3,007	131
	Rockwell Automation Inc.	404	131
	Watts Water Technologies Inc. Class A	749	129
	Ennis Inc.	6,581	128
*	Keysight Technologies Inc.	716	128
*	Saia Inc.	525	126
	Trane Technologies plc	635	126
	Insperity Inc.	1,112	123
*	Trex Co. Inc.	1,122	123
*	Napco Security Technologies Inc.	3,088	121
	CSW Industrials Inc.	901	120
	Synchrony Financial	2,353	117
	Tennant Co.	1,572	116
	ManpowerGroup Inc.	924	112
	Snap-on Inc.	488	110
*	Modine Manufacturing Co.	8,723	109
	Marten Transport Ltd.	6,849	107
	Advanced Drainage Systems Inc.	923	105
	Exponent Inc.	894	105
	Apogee Enterprises Inc.	2,411	104
*	Energy Recovery Inc.	5,073	104
	MSA Safety Inc.	629	102
	John Bean Technologies Corp.	687	100
	Myers Industries Inc.	4,350	99
*	TrueBlue Inc.	3,575	98
	Brady Corp. Class A	1,821	97
	Cintas Corp.	246	97
*	Echo Global Logistics Inc.	2,957	97
	Badger Meter Inc.	901	96
*	Conduent Inc.	13,050	95
	Quanex Building Products Corp.	3,978	94
	Quanta Services Inc.	918	94
	Nordson Corp.	389	93
	Cognex Corp.	1,000	89
*	GMS Inc.	1,804	89
*	Mohawk Industries Inc.	449	89
	RPM International Inc.	1,084	89
	Schneider National Inc. Class B	3,960	89
	Allegion plc	620	89
	Xylem Inc.	623	85
*	Vicor Corp.	672	83
	Werner Enterprises Inc.	1,770	83
*	Cross Country Healthcare Inc.	3,748	82
	PPG Industries Inc.	517	82
	Kadant Inc.	381	80
	Franklin Electric Co. Inc.	903	77
	H&E Equipment Services Inc.	2,256	77
	Heidrick & Struggles International Inc.	1,789	77
	Cummins Inc.	317	75

		Shares	Market Value ($000)
	Valmont Industries Inc.	302	75
*	MasTec Inc.	786	72
	McGrath RentCorp.	1,027	72
	Sonoco Products Co.	1,081	71
*	IES Holdings Inc.	1,418	69
	Old Dominion Freight Line Inc.	240	69
*	ASGN Inc.	613	69
	Terex Corp.	1,332	68
	ABM Industries Inc.	1,381	68
*	DXP Enterprises Inc.	2,241	67
*	Waters Corp.	162	67
	Resources Connection Inc.	4,193	66
	Oshkosh Corp.	563	65
*	TopBuild Corp.	297	65
	UniFirst Corp.	285	65
	Hubbell Inc. Class B	295	61
	Booz Allen Hamilton Holding Corp. Class A	738	60
*	Builders FirstSource Inc.	1,117	60
	Dover Corp.	326	57
	Shyft Group Inc.	1,306	57
*	OSI Systems Inc.	570	56
*	ShotSpotter Inc.	1,400	56
	Crane Co.	544	55
	Alamo Group Inc.	348	54
	Encore Wire Corp.	638	54
	Ryder System Inc.	675	54
	Comfort Systems USA Inc.	680	52
*	FARO Technologies Inc.	760	52
	ITT Inc.	540	52
	AZZ Inc.	928	50
*	FTI Consulting Inc.	361	50
	Barrett Business Services Inc.	621	48
*	Dycom Industries Inc.	640	48
	Flowserve Corp.	1,222	48
*	NV5 Global Inc.	456	48
	Pitney Bowes Inc.	6,288	47
	Douglas Dynamics Inc.	1,127	45
	Hyster-Yale Materials Handling Inc.	772	45
	Maximus Inc.	521	45
	Applied Industrial Technologies Inc.	493	44
*	United Rentals Inc.	126	44
	Wabash National Corp.	2,760	43
*	AMN Healthcare Services Inc.	380	43
*	Construction Partners Inc. Class A	1,252	42
	Packaging Corp. of America	279	42
	Deluxe Corp.	1,065	41
*	Hub Group Inc. Class A	590	41
	Huntington Ingalls Industries Inc.	201	41
*	Sterling Construction Co. Inc.	1,764	41
	AptarGroup Inc.	297	40
	CRA International Inc.	432	40
	Hillenbrand Inc.	852	40
	REV Group Inc.	2,324	38
*	Cornerstone Building Brands Inc.	2,164	36
*	ExlService Holdings Inc.	294	36
	Regal Beloit Corp.	243	36
	Littelfuse Inc.	122	35
	Kelly Services Inc. Class A	1,756	34

		Shares	Market Value ($000)
	Mastercard Inc. Class A	97	34
*	Titan Machinery Inc.	1,182	34
*	Axalta Coating Systems Ltd.	1,095	33
	Forward Air Corp.	368	32
*	Masonite International Corp.	256	31
	Owens Corning	322	31
	ICF International Inc.	324	30
	Enerpac Tool Group Corp. Class A	1,185	30
	Fortune Brands Home & Security Inc.	295	29
*	O-I Glass Inc.	1,929	29
	SPX FLOW Inc.	334	27
	MKS Instruments Inc.	174	26
*	Resideo Technologies Inc.	797	26
	Albany International Corp. Class A	317	25
*	JELD-WEN Holding Inc.	910	25
	Helios Technologies Inc.	275	22
*	Paysign Inc.	2,116	5
*	BM Technologies Inc. (XASE)	194	2
			19,538
Real Estate (0.4%)
	Simon Property Group Inc.	1,913	257
	Iron Mountain Inc.	1,920	92
	Lamar Advertising Co. Class A	526	60
	Empire State Realty Trust Inc. Class A	3,644	37
	Urban Edge Properties	1,520	29
			475
Technology (18.5%)
*	Advanced Micro Devices Inc.	8,882	983
	Applied Materials Inc.	7,255	980
*	Zoom Video Communications Inc. Class A	3,232	936
	Texas Instruments Inc.	4,174	797
	KLA Corp.	2,237	761
*	Cadence Design Systems Inc.	4,528	740
	Intel Corp.	12,617	682
*	Adobe Inc.	939	623
*	Facebook Inc. Class A	1,375	522
*	Synopsys Inc.	1,445	480
*	Fortinet Inc.	1,436	453
*	Manhattan Associates Inc.	2,494	407
	NetApp Inc.	4,482	399
	International Business Machines Corp.	2,806	394
	QUALCOMM Inc.	2,680	393
	Apple Inc.	2,287	347
*	Alphabet Inc. Class A	109	315
	Intuit Inc.	539	305
*	Teradata Corp.	5,176	283
*	Qualys Inc.	2,161	254
	Teradyne Inc.	2,024	246
	NVIDIA Corp.	1,076	241
*	Atlassian Corp. plc Class A	608	223
*	Digital Turbine Inc.	3,715	217
*	Elastic NV	1,362	217
*	EPAM Systems Inc.	342	216
	Lam Research Corp.	348	210
	Monolithic Power Systems Inc.	425	210
	TE Connectivity Ltd.	1,401	210
*	Dropbox Inc. Class A	6,583	209

		Shares	Market Value ($000)
	Microsoft Corp.	691	209
*	CommVault Systems Inc.	2,451	198
	Shutterstock Inc.	1,621	187
*	eGain Corp.	15,321	180
*	Cirrus Logic Inc.	2,139	179
*	Lattice Semiconductor Corp.	2,858	178
*	A10 Networks Inc.	12,014	167
*	Upwork Inc.	3,737	167
*	Paycom Software Inc.	336	164
	Skyworks Solutions Inc.	895	164
*	Agilysys Inc.	2,805	159
*	Anaplan Inc.	2,594	156
*	Gartner Inc.	505	156
*	VMware Inc. Class A	1,032	154
	Cognizant Technology Solutions Corp. Class A	1,980	151
	Kulicke & Soffa Industries Inc.	2,122	149
*	F5 Networks Inc.	662	135
*	Brightcove Inc.	11,784	134
	Dolby Laboratories Inc. Class A	1,343	133
	Universal Display Corp.	626	131
*	TrueCar Inc.	30,880	130
*	3D Systems Corp.	4,064	124
	American Software Inc. Class A	4,751	121
*	Yandex NV Class A	1,514	116
*	Aspen Technology Inc.	876	113
	Advanced Energy Industries Inc.	1,213	109
*	ChannelAdvisor Corp.	4,062	104
*	Pinterest Inc. Class A	1,822	101
	SYNNEX Corp.	793	101
	Citrix Systems Inc.	919	95
*	II-VI Inc.	1,496	94
*	TechTarget Inc.	1,101	93
	Vertiv Holdings Co. Class A	3,281	92
*	Appfolio Inc. Class A	770	91
*	Veritone Inc.	4,328	90
*	CyberOptics Corp.	2,106	89
*	Crowdstrike Holdings Inc. Class A	313	88
*	Qorvo Inc.	442	83
*	Cohu Inc.	2,297	82
*	ScanSource Inc.	2,190	78
*	SPS Commerce Inc.	556	75
*	Yelp Inc. Class A	1,914	74
*	ePlus Inc.	666	72
	CDW Corp.	352	71
	CSG Systems International Inc.	1,477	71
*	Synaptics Inc.	363	69
	CMC Materials Inc.	510	68
*	Smith Micro Software Inc.	13,437	67
*	OneSpan Inc.	3,148	61
	Power Integrations Inc.	566	61
*	Arrow Electronics Inc.	496	60
*	Box Inc. Class A	2,280	59
*	Concentrix Corp.	331	57
	Amkor Technology Inc.	2,050	56
*	Avaya Holdings Corp.	2,776	56
*	Onto Innovation Inc.	749	56
	Jabil Inc.	882	54
*	Mimecast Ltd.	764	53

		Shares	Market Value ($000)
*	Alpha & Omega Semiconductor Ltd.	1,783	52
	Avnet Inc.	1,253	51
*	Diodes Inc.	522	51
*	Kopin Corp.	8,706	51
*	IPG Photonics Corp.	293	50
*	Rogers Corp.	232	49
*	Perficient Inc.	367	44
	Simulations Plus Inc.	987	44
*	AXT Inc.	4,535	42
*	Cargurus Inc.	1,379	42
	National Instruments Corp.	999	42
*	Blackbaud Inc.	591	41
*	Alarm.com Holdings Inc.	474	40
*	MACOM Technology Solutions Holdings Inc. Class H	609	37
*	Mitek Systems Inc.	1,640	37
	PC Connection Inc.	765	37
*	Axcelis Technologies Inc.	675	34
	Hackett Group Inc.	1,711	34
*	SMART Global Holdings Inc.	688	33
	Brooks Automation Inc.	378	32
*	Altair Engineering Inc. Class A	422	31
*	Semtech Corp.	447	31
*	Sprout Social Inc. Class A	253	31
*	Verint Systems Inc.	662	30
*	Zix Corp.	3,810	29
*	FormFactor Inc.	714	28
*	Nutanix Inc. Class A	727	27
	CTS Corp.	744	26
*	NeoPhotonics Corp.	2,755	26
*	Groupon Inc. Class A	1,044	26
*	DXC Technology Co.	693	25
*	Super Micro Computer Inc.	668	24
			20,815
Telecommunications (1.4%)
	Cisco Systems Inc.	4,920	290
*	Extreme Networks Inc.	12,494	135
*	Cambium Networks Corp.	3,600	135
*	IDT Corp. Class B	3,061	133
*	Calix Inc.	2,581	120
	Ubiquiti Inc.	342	111
*	Clearfield Inc.	2,421	110
*	Aviat Networks Inc.	2,518	89
*	Ciena Corp.	1,350	77
*	Viavi Solutions Inc.	4,014	65
*	Ooma Inc.	3,259	62
*	Arista Networks Inc.	161	60
*	Digi International Inc.	2,137	47
*	Consolidated Communications Holdings Inc.	4,991	46
*	NETGEAR Inc.	1,185	42
*	CommScope Holding Co. Inc.	2,368	38
	ADTRAN Inc.	1,763	37
*	Vonage Holdings Corp.	1,842	26
			1,623
Utilities (0.1%)
*	Clean Harbors Inc.	683	70
Total Common Stocks (Cost $85,033)			111,938

		Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 0.068% (Cost $440)	4,396	439
Total Investments (100.1%) (Cost $85,473)			112,377
Other Assets and Liabilities—Net (-0.1%)			(123)
Net Assets (100%)			112,254
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $228,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $236,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	September 2021	12	271	13
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.